Schedule of net realized losses and net unrealized gains are recognized in the statements of loss (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Realized loss on investments		$ 177,378		$ (300,804)
Unrealized loss on investments				300,804
Ending balance	21,978,866		21,978,866
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Opening balance			272,520	$ 778,085	$ 778,085
Realized loss on investments			18,060		(419,093)
Additions			21,999,990
Unrealized loss on investments			(204,847)
Transferred from level 3					272,520
Investments sold					(358,992)
Ending balance	$ 22,085,723		$ 22,085,723		$ 272,520